SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 11) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total potentially dilutive securities	140,678	1,541,485	140,678	7,050,478
Warrants [Member]
Total potentially dilutive securities				1,953,722
Options [Member]
Total potentially dilutive securities				3,606,052
Convertible Debt [Member]
Total potentially dilutive securities			140,678	1,490,704